MAINTENANCE RIGHTS	12 Months Ended
Dec. 31, 2017
MAINTENANCE RIGHTS [Abstract]
MAINTENANCE RIGHTS
7.	MAINTENANCE RIGHTS

Changes in maintenance right assets, net of maintenance right liabilities, during the years ended December 31, 2017 and 2016 were as follows (dollars in thousands):

	December 31, 2017	December 31, 2016
Maintenance rights, net beginning balance	$101,969	$94,493
Acquisitions	25,033	28,412
Capitalized to aircraft improvements	(192)	(5,245)
Maintenance rights recognized into earnings	(465)	—
Cash receipts from maintenance rights	—	(9,513)
Maintenance rights associated with aircraft sold	4,954	(6,178)
Maintenance rights, net at end of year	$131,299	$101,969